Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables [Abstract]
Trade and other receivables
7.	Trade and other receivables

(a)	This caption was made up as follows:

	Current		Non-current
	2022	2021	2022	2021
	S/(000)	S/(000)	S/(000)	S/(000)

Trade receivables (b)	78,519	91,072	-	-
Other accounts receivable	7,790	5,940	-	-
Accounts receivable from Parent company and affiliates, note 27	1,858	1,314	-	-
Interest receivable	1,163	636	-
Loans to employees	676	610	-	-
Funds restricted to tax payments	244	1,314	-	-
Other receivables from sale of fixed assets	215	937	-
Loans granted	-	1,066	-	83
Allowance for expected credit losses (d) and (e)	(7,433)	(5,539)	-	-
Financial assets classified as receivables (e)	83,032	97,350	-	83
Value-added tax credit	18,459	5,368	1,874	2,673
Payment under protest for mining royalties 2008 – 2009 (c)	-	-	28,922	28,922
Other accounts receivable	-	-	12,747	9,320
Tax refund receivable	-	-	9,034	9,242
Allowance for expected credit losses (d)	-	-	(9,034)	(9,034)
Non-financial assets classified as receivables	18,459	5,368	43,543	41,123
	101,491	102,718	43,543	41,206

(b)	Trade account receivables have current maturity (30 to 90 days) and those overdue bear interest.

(c)	On March 22, 2021, the Company received Tax Court Resolution N° 00905-4-21 that declares the calculation of Mining Royalty should be based on gross sale of the final product (cement) for the years 2008 and 2009. This is an opposite position to what is established by the Constitutional Court in the STC Exp. N° 1043-2013-PA/TC that declares founded the writ of protection presented by the Company and its right to calculate the Mining Royalty exclusively based on the value of the mining component, without considering in any way the value of the final products derived from industrial and manufacturing processes. Company has made, under protest, payments of the debts arbitrarily placed in collection. These payments as of December 31, 2022 and 2021 amount to S/28,922,000. To date, the Company has initiated the corresponding legal actions to recover said payments and in the opinion of Management and its external legal advisors, it has a high probability of obtaining a favorable result.

(d)	The movement of the allowance for expected credit losses is as follows:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Opening balance	14,573	14,358	12,781
Additions, note 22	1,972	563	1,582
Recoveries	(78)	(348)	(5)
Ending balance	16,467	14,573	14,358

As of December 31, 2022, the additions include S/1,972,000 related to the provision for expected credit losses for trade receivables (S/563,000 as of December 31, 2021), which are presented in the caption “selling and distribution expenses” on the consolidated statement of profit and loss, see note 22.

(e)	The aging analysis of trade and other accounts receivable as of December 31, 2022 and 2021, is as follows:

As of December 31, 2022

			Past due but not impaired
	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	8.2%	0.1%	1.5%	3.5%	2.1%	-	59.4%
Carrying amount 2022	90,465	63,676	8,538	3,807	2,573	-	11,871
Expected credit loss	7,433	64	124	135	55	-	7,055

As of December 31, 2021

			Past due but not impaired
	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	5.4%	0.0%	0.9%	1.7%	3.7%	-	76.5%
Carrying amount 2021	102,972	65,314	21,233	6,112	3,672	-	6,641
Expected credit loss	5,539	28	190	105	136	-	5,080